Guidepath(SM) Multi-Asset Income Asset Allocation Fund (First Prospectus Summary) | Guidepath(SM) Multi-Asset Income Asset Allocation Fund
GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND
Investment Objective
GuidePathSM Multi-Asset Income Asset Allocation Fund (the "Fund") seeks to maximize current income while moderating risk and volatility in the portfolio.
As a secondary objective, the Fund seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Guidepath(SM) Multi-Asset Income Asset Allocation Fund Service Shares
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Administrative Service Fees		0.25%
All Other Expenses		0.20%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[1]	0.70%
Total Annual Fund Operating Expenses		1.75%
[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Guidepath(SM) Multi-Asset Income Asset Allocation Fund Service Shares	178	551

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds
("ETFs"). The funds in which the Fund may invest are referred to herein as the
"Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of asset classes. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy
Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes
("ETNs").

The Fund has broad flexibility to allocate its assets among a wide variety of debt and equity securities, real estate investment trusts ("REITs") and master limited partnerships ("MLPs"). As part of its principal investment strategy or for temporary defensive purposes, any portion of the Fund's assets may also be invested in cash and cash equivalents. The Fund may invest in such instruments directly or indirectly through its investment in Underlying Funds. The Fund's approach is flexible and allows the Advisor to shift the Fund's allocations in response to changing market conditions. As a result, the Fund may at times be invested in a single or multiple asset classes, markets or sectors. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar.

The Advisor's asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the
Fund's portfolio. In attempting to achieve the Fund's investment objective, the Advisor monitors and adjusts the Fund's asset allocations as necessary.

The Fund may invest, directly or indirectly via the Underlying Funds, without limit in domestic and international fixed income securities.  The Fund's fixed income allocation may include, but is not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities. The Fund's fixed income allocation may also include higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. It is possible that a significant portion of the Fund's fixed income allocation may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may invest, directly or indirectly, without limit in domestic and international equities (including American Depositary Receipts ("ADRs")).
The Fund's equity allocation may include both small- and large-capitalization companies and both growth and value stocks. The Fund's equity allocation may also include equity securities from emerging international markets, commodity-related securities and both domestic and international real estate securities.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies - equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying
Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an
Underlying Fund may allow the Underlying Fund to obtain net long or net negative
(short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The Fund is classified as a non-diversified investment company, which means that it may invest, through the Underlying Funds, in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investments in
Underlying Funds. For purposes of this section, the term "Fund" should be read to mean the Fund and the Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: An investment or allocation strategy used by the Fund may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity, fixed income and currency markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an
ETF generally reflect the risks of owning the underlying securities held by the
ETF, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the Fund will indirectly bear.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: The Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in foreign securities
(including ADRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk:  The Fund may actively trade in spot and forward currency positions and related currency derivatives. The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines.

High-Yield Debt Securities Risk:  High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S.
Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S.
Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT's manager, changes to tax laws, and failure by the
REIT to qualify for favorable treatment. REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Master Limited Partnership (MLP) Risk: An MLP is a limited partnership, the interests of which are publicly traded. An investment in an MLP is subject to interest rate risk, liquidity risk, commodity risk and regulatory risk.
Investors in an MLP (i.e., the Fund) may not be shielded from liability for the debts of the MLP to the same extent as shareholders of a corporation.
An investment in an MLP is also subject to the risk of changes in its tax treatment.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk:  The risk of a municipal security depends on the ability of the issuer, or any entity providing a credit enhancement, to continue to meet its obligations for the payment of interest and principal when due.

Loan risk: Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested, directly or indirectly, in the securities of a single issuer than a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk. Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the
Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.
Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year. Performance information will be available once the Fund has at least one calendar year of performance.